17. Share capital and additional paid-in capital (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	$ 1,317,970	$ 1,317,970
Payment of other reserve constitution - share-based compensation plan	28,113	0
Ending balance	1,346,083	1,317,970
Share Capital
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	1,314,518	1,314,518
Payment of other reserve constitution - share-based compensation plan	0	0
Ending balance	1,314,518	1,314,518
Additional Paid in Capital
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Beginning balance	3,452	3,452
Payment of other reserve constitution - share-based compensation plan	28,113	0
Ending balance	$ 31,565	$ 3,452